Restructuring Charges, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Restructuring Cost And Reserve [Line Items]
Restructuring charges, net	$ 0	$ 1,892	$ 68,558
Severance | The "Plan"
Restructuring Cost And Reserve [Line Items]
Restructuring charges, net	0	1,892	68,558
Restructuring liability	$ 0	$ 169	$ 3,904	$ 8,004